Allowance for Loan Losses	12 Months Ended
Dec. 31, 2016
Allowance For Loan Losses [Abstract]
Allowance for Loan Losses
Allowance for Loan Losses
The allowance for loan losses is that amount management believes is adequate to absorb probable incurred credit losses in the loan portfolio based on management’s evaluation of various factors including the overall growth in the loan portfolio, an analysis of individual loans, prior and current loss experience, and current economic conditions. A provision for loan losses is charged to operations based on management’s periodic evaluation of these and other pertinent factors as discussed within Note 1 - Summary of Significant Accounting Policies.

Loss factors are reviewed quarterly and updated at least annually to reflect recent loan loss history and incorporate current risk and trends which may not be recognized in historical data. Several enhancements were made in the third quarter of 2016 as a result of management's quarterly review.

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Management updated the historical loss calculation during the third quarter of 2016, incorporating annualized net charge-offs plus changes in specific reserves through September 30, 2016. Additionally, management removed from the historical loss calculation net charge-offs plus changes in specific reserves for the year ended December 31, 2009. Management's belief has been that historical losses should encompass the complete economic cycle. However, given the extended length of the economic recovery, management determined that 2009 loss data was no longer reflective of the current portfolio. Management has taken the look-back period into consideration in the quarterly evaluation of environmental loss factors.

As part of the 2016 mid-year historical loss update, management determined that it was no longer appropriate to more heavily weight those years with higher losses in the historical loss calculation and applied equal percentages to each of the years in this calculation. The trends that existed resulting in management applying different weightings to years within the historical loss calculation no longer appeared to exist, resulting in the adjustment back to equal weightings.

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As part of the normal quarterly process, management reviewed and updated the environmental loss factors applied to the commercial portfolio in order to incorporate changes in the macroeconomic environment. Additionally, management updated the calculation of the loss emergence period utilizing a more granular process.

The impact of the changes described above resulted in a decrease of $3.8 million in the ALLL at September 30, 2016, compared to what the ALLL would have been had the calculation, and related assumptions, used at June 30, 2016 remained constant.

The loss factors were updated in the fourth quarter of 2016 to incorporate losses through December 31, 2016.

The activity in the allowance for loan losses for the years ended December 31, 2016, 2015, and 2014 is summarized in the following tables.

	Year ended December 31, 2016
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$13,694	$9,197	$8,564	$13,514	$11,524	$1	$56,494
Charge-offs	5,786	412	1,436	3,014	10,151	—	20,799
Recoveries	(1,259)	(3,671)	(8,559)	(2,446)	(4,094)	(1)	(20,030)
Net charge-offs (recoveries)	4,527	(3,259)	(7,123)	568	6,057	(1)	769
Provision (Recovery)	4,267	(2,024)	(10,440)	(1,988)	5,086	(2)	(5,101)
Ending balance	$13,434	$10,432	$5,247	$10,958	$10,553	—	$50,624

	Year ended December 31, 2015
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$10,719	$8,808	$8,652	$14,772	$11,401	$—	$54,352
Charge-offs	2,478	348	470	2,352	8,642	—	14,290
Recoveries	(1,373)	(2,241)	(2,092)	(2,438)	(3,295)	(3)	(11,442)
Net charge-offs (recoveries)	1,105	(1,893)	(1,622)	(86)	5,347	(3)	2,848
Provision (Recovery)	4,080	(1,504)	(1,710)	(1,344)	5,470	(2)	4,990
Ending balance	$13,694	$9,197	$8,564	$13,514	$11,524	$1	$56,494

	Year ended December 31, 2014
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$14,218	$15,899	$6,855	$14,251	$8,245	$—	$59,468
Charge-offs	3,779	8,003	1,316	3,944	7,738	—	24,780
Recoveries	(1,003)	(7,759)	(12,572)	(2,985)	(2,671)	(7)	(26,997)
Net charge-offs (recoveries)	2,776	244	(11,256)	959	5,067	(7)	(2,217)
(Recovery) Provision	(723)	(6,847)	(9,459)	1,480	8,223	(7)	(7,333)
Ending balance	$10,719	$8,808	$8,652	$14,772	$11,401	$—	$54,352

Loans collectively evaluated for impairment in the following tables include all performing loans at December 31, 2016 and 2015, as well as nonperforming loans internally classified as consumer loans. Nonperforming consumer loans are not typically individually evaluated for impairment, but receive a portion of the statistical allocation of the allowance for loan losses. Loans individually evaluated for impairment include all impaired loans internally classified as commercial loans at December 31, 2016 and 2015, which are evaluated for impairment in accordance with GAAP (see Note 1 - Summary of Significant Accounting Policies).
The composition of the allowance for loan losses at December 31, 2016 and 2015 was as follows:

	December 31, 2016
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$152	$309	$—	$87	$—	$—	$548
Collectively evaluated for impairment	13,282	10,123	5,247	10,871	10,553	—	50,076
Total ending allowance balance	$13,434	$10,432	$5,247	$10,958	$10,553	$—	$50,624
Loan Balance:
Loans individually evaluated for impairment	$20,622	$24,465	$2,226	$23,102	$—	$—	$70,415
Loans collectively evaluated for impairment	973,997	1,131,238	186,719	1,785,395	1,120,850	3,243	5,201,442
Total ending loan balance	$994,619	$1,155,703	$188,945	$1,808,497	$1,120,850	$3,243	$5,271,857
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	0.74%	1.26%	—%	0.38%	—%	—%	0.78%
Loans collectively evaluated for impairment	1.36%	0.89%	2.81%	0.61%	0.94%	—%	0.96%
Total	1.35%	0.90%	2.78%	0.61%	0.94%	—%	0.96%
Recorded Investment:
Loans individually evaluated for impairment	$20,624	$24,474	$2,226	$23,102	$—	$—	$70,426
Loans collectively evaluated for impairment	977,553	1,135,390	187,240	1,788,714	1,124,235	3,272	5,216,404
Total ending recorded investment	$998,177	$1,159,864	$189,466	$1,811,816	$1,124,235	$3,272	$5,286,830

	December 31, 2015
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$1,904	$381	$1,356	$550	$—	$—	$4,191
Collectively evaluated for impairment	11,790	8,816	7,208	12,964	11,524	1	52,303
Total ending allowance balance	$13,694	$9,197	$8,564	$13,514	$11,524	$1	$56,494
Loan Balance:
Loans individually evaluated for impairment	$30,545	$18,015	$6,716	$25,323	$—	$—	$80,599
Loans collectively evaluated for impairment	925,182	1,095,588	166,629	1,830,120	967,111	2,856	4,987,486
Total ending loan balance	$955,727	$1,113,603	$173,345	$1,855,443	$967,111	$2,856	$5,068,085
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	6.23%	2.11%	20.19%	2.17%	—%	—%	5.20%
Loans collectively evaluated for impairment	1.27%	0.80%	4.33%	0.71%	1.19%	0.04%	1.05%
Total	1.43%	0.83%	4.94%	0.73%	1.19%	0.04%	1.11%
Recorded Investment:
Loans individually evaluated for impairment	$30,595	$18,025	$6,720	$25,324	$—	$—	$80,664
Loans collectively evaluated for impairment	928,569	1,099,587	167,042	1,833,449	970,143	2,870	5,001,660
Total ending recorded investment	$959,164	$1,117,612	$173,762	$1,858,773	$970,143	$2,870	$5,082,324